INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 — INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	September 30, 2022	September 30, 2021

Computer software and applications (1)	$939,753	$-
Content assets- licensed movies and television series (2)	108,678	-
Less: accumulated amortization	(144,663)	-
Intangible asset, net	$903,768	$-

(1)	In order to support the Company’s expansion of its digital advertising service and cash rebate service businesses, in December 2021, the Company purchased packaged computer software and applications from a third-party vendor at the aggregate cost of MYR2.12 million (equivalent to $504,222) to improve certain functions of its cash rebate and digital advertising operating systems, such as the optimization of the cash rebate calculation and settlement, a more user-friendly shopping cart and eWallet module, a better integration of the SEEBATS website and mobile app with license content provider, and a multilingual interface. In addition, from June 2022 to September 2022, the Company further purchased from the same third-party vendor the packaged computer software and applications in the aggregate amount of $501,412 (MYR2.32 million) to add embedded treasure hunt system into the Company’s digital advertising operating systems, to improve the coding, rating and comment function and optimize its SEEBATS mobile app. The Company amortizes the intangible assets over its estimated useful life of ten years.

Amortization of intangible assets – computer and applications amounted to $102,164, nil, and nil for the fiscal years ended September 30, 2022, 2021, and 2020, respectively.

(2)	The Company’s Malaysian subsidiary, StarboxSB, operates the SEEBATS website and mobile app, on which viewers may watch movies and television series through over-the-top streaming. These movies and television series are licensed from third-party content providers. The Company acquires and licenses these movie and television series content in order to offer members unlimited viewing of such content to drive traffic on the SEEBATS website and mobile app. The content licenses are for a fixed fee and specific windows of availability.

Based on factors including historical and estimated viewing patterns, the Company amortizes the content assets in “operating costs-license costs” on the unaudited condensed consolidated statements of operations on a straight-line basis over its license period or estimated period of use, beginning with the month of first availability.

On July 29, 2019 and August 5, 2019, the Company entered into a Distribution and Ad Sales Deal Agreement with third-party content providers Dooya Media Group (“DMG”) and Super Runway Inc. (“SRI”), respectively, in order to license movies and television series from them and put such licensed movies and television series on the Company’s SEEBATS website and mobile app to drive traffic. Pursuant to these agreements, each with effective terms from August 2019 to July 31, 2021, the Company was required to pay a flat fee of $10,000 and a monthly fee of $2,500 to DMG and a monthly fee of $2,500 to SRI. License costs amounted to approximately $30,000 for the six months ended March 31, 2021. The license agreements with DMG and SRI expired on July 31, 2021.

On November 1, 2021, the Company entered into a Service and Licensing Agreement with a third-party content provider, Shenzhen Yunshidian Information Technology Ltd. (“Shenzhen Yunshidian”), to license movies and television series in various genres, such as action, comedy, fantasy, historical, and romance. The agreement has a term from November 1, 2021 to October 31, 2023 and may be terminated by either party in the event of a material breach by the other party of the agreement. The Company agreed to pay a content and service fee of $120,000 and a content delivery fee based on the amount of content delivered by the content provider, ranging from $1,700 to $660,000 per year under the Service and Licensing Agreement. Pursuant to a letter dated July 15, 2021, Shenzhen Yunshidian also provided SEEBATS website and mobile app with movies and television series for a free trial run from August 1, 2021 to October 31, 2021 before the Company entered into the Service and Licensing Agreement.

The Company records cost of content that the Company acquired under a license agreement as content assets. Content assets are amortized using the straight-line method over the licensing period from November 1, 2021 to October 31, 2023. Amortization of content assets amounted to approximately $55,000 and nil for the fiscal years ended September 30, 2022 and 2021, respectively.

Total amortization of above-mentioned intangible assets amounted to $157,164, nil, and nil for the fiscal years ended September 30, 2022, 2021, and 2020, respectively.